Consolidated Statements Of Comprehensive Income (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ 1	$ 2	$ 2
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Tax	$ 6	$ 0	$ 2